Discontinued Operations	12 Months Ended
Dec. 31, 2019
Discontinued Operations
Discontinued Operations

3.          Discontinued Operations

On April 20, 2018, the Company, via Viewmount, completed disposals of its certain former subsidiaries holding ownership interests in the newly established manufacturing plant in Kai Ping, China to PIHL for a total consideration of approximately HK$70, representing the actual registered capital injected by Viewmount into the relevant former subsidiaries alongside settlement of all accounts payable owed by the relevant former subsidiaries to Viewmount at the closing (totaling HK$258,910).

On November 20, 2019, the Company, via Viewmount, completed disposal of its former subsidiary holding the right to use certain parcels of land in Shenzhen together with premises built thereon to an unaffiliated third party for HK$47,965 in cash (net of all relevant expenses, charges and taxes) alongside settlement of all accounts payable owed by the relevant former subsidiary to Viewmount at the closing (totaling HK$112,035).

The disposals represented a strategic shift and had a major effect on the Group’s results of operations. The disposed entities are accounted as discontinued operations in the consolidated financial statements for the year ended December 31, 2018. Gains of HK$141,341,  HK$171,809 and HK$47,845 for the years ended December 31, 2017, 2018 and 2019, respectively, were recognized on the disposals including in net income from discontinuing operations.

The financial results of the disposed business lines are set out below. Based on the Group’s management accounts, the assets, liabilities as of December 31, 2018, the revenues and expenses for the years ended December 31, 2017 and 2018 have been reclassified as discontinued operations to retrospectively reflect the strategic shift.

Carrying amounts of assets disposed

December 31,
2018
HK$
Cash and cash equivalents	69
Prepaid lease payments	1,527
Prepayment	128
Current assets of discontinued operations	1,724

Property, plant and equipment, net	106,966
Prepaid lease payments	13,584
Non-current assets of discontinued operations	120,550
Total assets of discontinued operations	122,274

Carrying amounts of liabilities disposed

December 31,
2018
HK$

Other payables and accruals	3,676
Current liabilities of disposal liabilities	3,676
Total liabilities of disposal liabilities	3,676

Consolidated statements of operations and comprehensive income

	For the year ended December 31,
	2017	2018	2019
	HK$	HK$	HK$

Revenues	—	—	—
Cost of sales	—	—	—

Gross profit	—	—	—
Other revenues	16,413	16,754	14,398
Selling, general and administrative expenses	(12,979)	(16,660)	(8,879)
Gain on disposal of subsidiaries	141,341	171,809	47,845
Interest income	45	24	—

Profit before income tax	144,820	171,927	53,364
Income tax expense	—	—	—

Profit for the year	144,820	171,927	53,364

Other comprehensive income
Exchange gain/(loss) on translation of financial statements of foreign operations	(813)	6,674	—
Income from discontinued operations attributable to shareholders of the Company	144,007	178,601	53,364